Short-term Bank Borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 5,394,423	¥ 3,458,717
Weighted average interest rate	2.21%	2.71%
The PRC domestic commercial banks
Short-term Debt [Line Items]
Short-term bank borrowings	¥ 5,394,423	¥ 2,821,457
Oversea commercial banks
Short-term Debt [Line Items]
Short-term bank borrowings		¥ 637,260